BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.8%
	ASSET MANAGEMENT — 0.6%
120,000	Charles Schwab Corporation (The) - Series J	1.1130	06/01/26	$ 2,288,400

	BANKING — 1.2%
117,000	Huntington Bancshares, Inc. - Series H	1.1250	04/15/26	2,106,000
122,135	US Bancorp, B - Series M	1.0000	04/15/26	2,077,516
				4,183,516
	TOTAL PREFERRED STOCKS (Cost $9,080,956)			6,471,916

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.2%
	AUTO LOAN — 15.8%
2,030,000	AmeriCredit Automobile Receivables Trust 2020-2	2.1300	03/18/26	1,906,426
2,000,000	CarMax Auto Owner Trust 2020-2	5.7500	05/17/27	1,996,846
2,000,000	Credit Acceptance Auto Loan Trust 2019-3 Series 2019-3 C(a)	3.0600	03/15/29	1,978,668
2,435,000	Credit Acceptance Auto Loan Trust 2020-1 Series 20-1A C(a)	2.5900	06/15/29	2,396,492
3,660,000	Exeter Automobile Receivables Trust 2021-1	0.7400	01/15/26	3,589,641
2,645,000	Exeter Automobile Receivables Trust 2021-3	1.5500	06/15/27	2,424,831
1,000,000	First Investors Auto Owner Trust(a)	3.3500	04/15/27	913,258
2,275,000	First Investors Auto Owner Trust 2018-2(a)	5.3600	01/15/25	2,276,832
1,555,000	First Investors Auto Owner Trust 2019-1(a)	4.5300	06/16/25	1,545,496
2,000,000	First Investors Auto Owner Trust 2019-2(a)	3.8800	01/15/26	1,961,019
1,000,000	First Investors Auto Owner Trust 2020-1(a)	4.6300	06/16/26	979,112
2,230,000	First Investors Auto Owner Trust 2021-2 Series 2021-2A D(a)	1.6600	12/15/27	1,956,896
2,664,000	Flagship Credit Auto Trust 2019-4(a)	2.7700	12/15/25	2,633,108
2,475,000	GM Financial Leasing Trust	1.0100	07/21/25	2,383,563
1,097,050	Santander Drive Auto Receivables Trust 2019-2	3.2200	07/15/25	1,091,156
1,510,000	Santander Drive Auto Receivables Trust 2020-3 Series 20-3 D	1.6400	11/16/26	1,462,241
3,000,000	Santander Drive Auto Receivables Trust 2021-1	0.7500	02/17/26	2,951,930
3,990,000	Santander Drive Auto Receivables Trust 2021-3	1.3300	09/15/27	3,749,943
1,500,000	Westlake Automobile Receivables Trust 2019-3(a)	3.5900	03/17/25	1,478,005
2,000,000	Westlake Automobile Receivables Trust 2019-3(a)	4.7200	04/15/26	1,977,375
1,000,000	Westlake Automobile Receivables Trust 2020-2 Series 2020-2A D(a)	2.7600	01/15/26	975,447

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.2% (Continued)
	AUTO LOAN — 15.8% (Continued)
3,000,000	Westlake Automobile Receivables Trust 2020-3(a)		5.1100	05/17/27	$ 2,935,468
3,675,000	Westlake Automobile Receivables Trust 2021-1(a)		2.3300	08/17/26	3,434,564
2,000,000	Westlake Automobile Receivables Trust 2021-2(a)		2.3800	03/15/27	1,808,548
3,000,000	Westlake Automobile Receivables Trust 2021-2(a)		3.6600	12/15/27	2,692,105
1,305,000	Westlake Automobile Receivables Trust 2021-3(a)		1.5800	01/15/27	1,223,923
1,830,000	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A E(a)		3.4200	04/15/27	1,619,803
					56,342,696
	CLO — 22.1%
1,495,704	Allegro CLO II-S Ltd.(a),(b)	US0003M + 1.080%	3.8120	10/21/28	1,474,725
700,000	Allegro CLO II-S Ltd.(a),(b)	US0003M + 2.150%	4.8820	10/21/28	666,058
5,050,000	ALM 2020 Ltd.(a),(b)	US0003M + 1.850%	4.3620	10/15/29	4,897,817
1,250,000	Apidos CLO XXXV(a),(b)	US0003M + 5.750%	8.4600	04/20/34	1,020,389
1,671,916	Ares XL CLO Ltd.(a),(b)	US0003M + 0.870%	3.3820	01/15/29	1,644,555
3,675,000	Ares XL CLO Ltd.(a),(b)	US0003M + 1.800%	4.3120	01/15/29	3,429,584
750,000	Carlyle US CLO 2016-4 Ltd.(a),(b)	US0003M + 2.800%	5.5100	10/20/27	664,269
2,250,000	CARLYLE US CLO 2019-2 Ltd.(a),(b)	US0003M + 1.650%	4.1620	07/15/32	2,137,356
1,246,774	CIFC Funding 2014-II-R Ltd.(a),(b)	US0003M + 1.050%	3.8330	04/24/30	1,222,829
1,450,000	CIFC Funding 2017-IV Ltd.(a),(b)	US0003M + 1.550%	4.3330	10/24/30	1,385,160
3,000,000	CIFC Funding 2017-IV Ltd.(a),(b)	US0003M + 3.150%	5.9330	10/24/30	2,690,028
1,000,000	Dryden 30 Senior Loan Fund(a),(b)	US0003M + 1.700%	4.6050	11/15/28	940,923
2,500,000	Dryden 30 Senior Loan Fund(a),(b)	US0003M + 2.600%	5.5050	11/15/28	2,235,665
243,586	Dryden Senior Loan Fund(a),(b)	US0003M + 0.980%	3.4920	04/15/28	240,314
1,771,997	Elevation CLO 2014-2 Ltd.(a),(b)	TSFR3M + 1.492%	3.8190	10/15/29	1,749,226
1,700,000	Elmwood CLO 20 Ltd.(a),(b)	TSFR3M + 2.750%	–	10/17/34	1,689,361
2,750,000	Goldentree Loan Management US CLO 1 Ltd.(a),(b)	US0003M + 3.150%	5.8600	04/20/34	2,442,237
2,500,000	GoldenTree Loan Opportunities IX Ltd.(a),(b)	US0003M + 3.000%	5.8060	10/29/29	2,287,315
2,250,000	Highbridge Loan Management 7-2015 Ltd.(a),(b)	US0003M + 1.180%	4.0850	03/15/27	2,213,438
4,250,000	Jay Park CLO Ltd.(a),(b)	US0003M + 2.000%	4.7100	10/20/27	4,034,890
3,420,000	JFIN CLO 2016 Ltd.(a),(b)	US0003M + 3.400%	6.1690	10/27/28	3,195,645
4,000,000	LCM XX, L.P.(a),(b)	US0003M + 5.450%	8.1600	10/20/27	3,537,580
500,000	LCM XXI, L.P.(a),(b)	US0003M + 2.800%	5.5100	04/20/28	469,558
1,118,132	LCM XXII Ltd.(a),(b)	US0003M + 1.160%	3.8700	10/20/28	1,105,122
2,000,000	Madison Park Funding XXIV Ltd.(a),(b)	US0003M + 1.750%	4.4890	10/20/29	1,947,902
412,778	Magnetite VII Ltd.(a),(b)	US0003M + 0.800%	3.3120	01/15/28	405,477

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.2% (Continued)
	CLO — 22.1% (Continued)
229,095	Magnetite XVI Ltd.(a),(b)	US0003M + 0.800%	3.5400	01/18/28	$ 226,189
950,000	Magnetite XVIII Ltd.(a),(b)	US0003M + 1.500%	4.4050	11/15/28	912,145
2,000,000	Neuberger Berman CLO XV(a),(b)	US0003M + 1.850%	4.3620	10/15/29	1,873,246
6,000,000	Neuberger Berman CLO XVII Ltd.(a),(b)	US0003M + 2.000%	4.7590	04/22/29	5,619,299
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd.(a),(b)	US0003M + 2.700%	5.4380	01/19/32	1,781,608
2,900,000	OCP CLO 2014-7 Ltd.(a),(b)	US0003M + 3.100%	5.8100	07/20/29	2,577,474
2,400,000	OZLM XII Ltd.(a),(b)	US0003M + 1.600%	4.3820	04/30/27	2,376,322
237,352	Race Point VIII CLO Ltd.(a),(b)	US0003M + 1.040%	4.0240	02/20/30	232,731
2,000,000	Regatta IX Funding Ltd.(a),(b)	US0003M + 6.000%	8.7400	04/17/30	1,686,904
2,250,000	Regatta XIII Funding Ltd.(a),(b)	US0003M + 3.100%	5.6120	07/15/31	2,002,491
175,000	Riserva Clo Ltd.(a),(b)	US0003M + 0.800%	3.5400	01/18/34	174,832
850,000	Silver Creek CLO Ltd.(a),(b)	US0003M + 2.300%	5.0100	07/20/30	809,006
3,700,000	Silvermore CLO Ltd.(a),(b)	US0003M + 3.450%	6.3550	05/15/26	3,617,652
2,000,000	Venture XVII CLO Ltd.(a),(b)	US0003M + 2.820%	5.3320	04/15/27	1,821,096
1,390,000	Wellfleet CLO 2016-1 Ltd.(a),(b)	US0003M + 2.900%	5.6100	04/20/28	1,315,048
500,000	Wind River 2021-2 CLO Ltd.(a),(b)	US0003M + 3.150%	5.8600	07/20/34	435,259
1,500,000	Wind River CLO Ltd.(a),(b)	US0003M + 1.950%	4.6600	04/20/34	1,350,827
					78,539,552
	NON AGENCY CMBS — 0.2%
680,477	COMM 2012-CCRE5 Mortgage Trust(a),(c)		4.4100	12/10/45	666,634

	OTHER ABS — 0.3%
186,243	MVW Owner Trust 2016-1(a)		2.2500	12/20/33	185,985
868,980	MVW Owner Trust 2017-1(a)		2.4200	12/20/34	850,050
					1,036,035
	RESIDENTIAL MORTGAGE — 0.8%
201,192	Towd Point Mortgage Trust 2017-5(a),(b)	US0001M + 0.600%	3.6840	02/25/57	199,075
301,714	Towd Point Mortgage Trust 2017-6(a),(c)		2.7500	10/25/57	290,181
1,141,077	Towd Point Mortgage Trust 2018-2(a),(c)		3.2500	03/25/58	1,108,298
1,134,278	Towd Point Mortgage Trust 2018-3 Series 2018-3 Class A1(a),(c)		3.7500	05/25/58	1,090,416
					2,687,970
	TOTAL ASSET BACKED SECURITIES (Cost $146,226,101)				139,272,887

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 37.4%
	ASSET MANAGEMENT — 0.7%
1,815,000	Oaktree Specialty Lending Corporation		3.5000	02/25/25	$ 1,726,218
850,000	Oaktree Specialty Lending Corporation		2.7000	01/15/27	715,549
					2,441,767
	AUTOMOTIVE — 0.3%
975,000	Adient Global Holdings Ltd.(a)		4.8750	08/15/26	855,689
250,000	Dana, Inc.		5.3750	11/15/27	212,405
					1,068,094
	BANKING — 1.8%
2,830,000	Bank of America Corporation(b)	US0003M + 3.296%	5.1250	12/20/67	2,647,837
2,400,000	JPMorgan Chase & Company(b)	US0003M + 3.300%	6.0000	02/01/68	2,346,000
1,533,000	Synovus Financial Corporation(b)	USSW5 + 3.379%	5.9000	02/07/29	1,509,705
					6,503,542
	CABLE & SATELLITE — 0.2%
1,000,000	CCO Holdings, LLC/CCO Holdings Capital Corporation(a)		5.0000	02/01/28	879,005

	CHEMICALS — 1.6%
3,000,000	Avient Corporation(a)		5.7500	05/15/25	2,898,676
492,000	HB Fuller Company		4.0000	02/15/27	455,599
770,000	HB Fuller Company		4.2500	10/15/28	649,453
2,000,000	Ingevity Corporation(a)		3.8750	11/01/28	1,656,280
					5,660,008
	COMMERCIAL SUPPORT SERVICES — 0.7%
2,945,000	Korn Ferry(a)		4.6250	12/15/27	2,612,804

	CONSTRUCTION MATERIALS — 0.9%
3,592,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	3,308,950

	CONSUMER SERVICES — 1.9%
3,775,000	Rent-A-Center, Inc.(a)		6.3750	02/15/29	2,952,314
3,885,000	Service Corp International		5.1250	06/01/29	3,536,068
					6,488,382

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

	CONTAINERS & PACKAGING — 1.4%
2,420,000	Silgan Holdings, Inc.		4.1250	02/01/28	$ 2,151,634
3,350,000	TriMas Corporation(a)		4.1250	04/15/29	2,834,988

					4,986,622
	ENGINEERING & CONSTRUCTION — 1.8%
2,035,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,833,727
4,975,000	MasTec, Inc.(a)		4.5000	08/15/28	4,353,258
					6,186,985
	FOOD — 1.4%
4,009,000	Darling Ingredients, Inc.(a)		5.2500	04/15/27	3,786,902
1,264,000	Post Holdings, Inc.(a)		5.7500	03/01/27	1,207,916
					4,994,818
	FORESTRY, PAPER & WOOD PRODUCTS — 1.5%
2,360,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	1,836,342
3,750,000	Resolute Forest Products, Inc.(a)		4.8750	03/01/26	3,650,831
					5,487,173
	HEALTH CARE FACILITIES & SERVICES — 0.6%
2,500,000	Molina Healthcare, Inc.(a)		4.3750	06/15/28	2,261,550

	HOME CONSTRUCTION — 1.3%
2,000,000	LGI Homes, Inc.(a)		4.0000	07/15/29	1,490,466
1,210,000	Meritage Homes Corporation		6.0000	06/01/25	1,175,432
2,120,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	1,934,813
					4,600,711
	HOUSEHOLD PRODUCTS — 1.1%
3,907,000	Central Garden & Pet Company		5.1250	02/01/28	3,525,951
342,000	Prestige Brands, Inc.(a)		5.1250	01/15/28	308,324
					3,834,275
	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
3,485,000	Goldman Sachs Group, Inc. (The) Series P(b)	US0003M + 2.874%	5.0000	05/10/66	3,245,581

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 37.4% (Continued)
	INTERNET MEDIA & SERVICES — 0.8%
2,500,000	Netflix, Inc.		5.7500	03/01/24	$ 2,537,500
100,000	Netflix, Inc.		5.8750	02/15/25	100,060
					2,637,560
	LEISURE FACILITIES & SERVICES — 0.8%
3,560,000	Boyne USA, Inc.(a)		4.7500	05/15/29	2,987,204

	MACHINERY — 0.9%
4,000,000	ATS Automation Tooling Systems, Inc.(a)		4.1250	12/15/28	3,326,320

	METALS & MINING — 1.8%
3,603,000	Freeport-McMoRan, Inc.		5.0000	09/01/27	3,495,703
2,767,000	Mineral Resources Ltd.(a)		8.1250	05/01/27	2,685,263
					6,180,966
	OIL & GAS PRODUCERS — 5.5%
2,775,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,455,334
3,250,000	Hess Midstream Operations, L.P.(a)		5.6250	02/15/26	3,089,434
2,000,000	MPLX, L.P.(c)	US0003M + 4.652%	6.8750	08/15/68	1,975,000
1,158,000	Murphy Oil Corporation		5.7500	08/15/25	1,123,745
3,240,000	Murphy Oil USA, Inc.		5.6250	05/01/27	3,103,368
750,000	Murphy Oil USA, Inc.		4.7500	09/15/29	665,363
2,000,000	Oasis Petroleum, Inc.(a)		6.3750	06/01/26	1,909,760
2,825,000	Sunoco, L.P./Sunoco Finance Corporation		6.0000	04/15/27	2,696,886
2,909,000	Targa Resources Partners, L.P./Targa Resources		5.0000	01/15/28	2,697,093
					19,715,983
	PUBLISHING & BROADCASTING — 0.4%
1,500,000	Nexstar Broadcasting, Inc.(a)		5.6250	07/15/27	1,382,066

	REAL ESTATE INVESTMENT TRUSTS — 1.3%
3,000,000	HAT Holdings I, LLC/HAT Holdings II, LLC(a)		6.0000	04/15/25	2,821,950
2,000,000	Iron Mountain, Inc.(a)		5.2500	03/15/28	1,757,130
					4,579,080

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 37.4% (Continued)
	RETAIL - CONSUMER STAPLES — 1.0%
3,910,000	SEG Holding, LLC/S.E.G Finance Corporation(a)	5.6250	10/15/28	$ 3,607,828
	RETAIL - DISCRETIONARY — 0.9%
1,400,000	Asbury Automotive Group, Inc.	4.5000	03/01/28	1,186,213
2,250,000	Penske Automotive Group, Inc.	3.5000	09/01/25	2,063,854
	SEMICONDUCTORS — 1.6%
2,180,000	Amkor Technology, Inc.(a)	6.6250	09/15/27	2,090,594
2,075,000	ON Semiconductor Corporation(a)	3.8750	09/01/28	1,778,951
2,200,000	Synaptics, Inc.(a)	4.0000	06/15/29	1,777,482
				5,647,027
	SOFTWARE — 0.1%
500,000	NortonLifeLock, Inc.(a)	6.7500	09/30/27	482,708

	SPECIALTY FINANCE — 0.7%
3,000,000	FirstCash, Inc.(a)	4.6250	09/01/28	2,519,415

	TECHNOLOGY HARDWARE — 0.7%
2,685,000	Seagate HDD Cayman	4.8750	03/01/24	2,610,935

	TECHNOLOGY SERVICES — 1.8%
2,500,000	Booz Allen Hamilton, Inc.(a)	3.8750	09/01/28	2,156,679
1,920,000	Nielsen Finance, LLC/Nielsen Finance Company(a)	5.6250	10/01/28	1,909,800
2,000,000	Nielsen Finance, LLC/Nielsen Finance Company(a)	4.5000	07/15/29	1,996,200
				6,062,679
	TRANSPORTATION EQUIPMENT — 1.0%
2,000,000	Allison Transmission, Inc.(a)	4.7500	10/01/27	1,764,446
2,000,000	Allison Transmission, Inc.(a)	5.8750	06/01/29	1,813,120
				3,577,566
	TOTAL CORPORATE BONDS (Cost $149,705,785)			133,127,671

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 18.7%
	AUTOMOTIVE — 0.3%
1,234,375	Adient US, LLC(b)	US0001M + 3.250%	5.7700	04/08/28	$ 1,166,484
	BIOTECH & PHARMA — 2.7%
3,000,000	Horizon Therapeutics USA, Inc.(b)	US0001M + 2.000%	4.5600	05/22/26	2,896,875
992,443	Horizon Therapeutics USA, Inc.(b)	US0001M + 1.750%	4.3100	03/15/28	954,299
2,896,283	Organon & Company(b)	US0001M + 3.000%	5.5600	06/02/28	2,840,762
3,141,667	Prestige Brands, Inc.(b)	US0001M + 2.000%	4.5200	07/01/28	3,172,236
					9,866,594
	CABLE & SATELLITE — 0.8%
2,917,293	Charter Communications Operating, LLC(b)	US0001M + 1.850%	4.2800	02/01/27	2,813,729

	CHEMICALS — 0.8%
2,946,934	HB Fuller Company(b)	US0003M + 2.000%	4.3700	10/20/24	2,946,934

	COMMERCIAL SUPPORT SERVICES — 0.8%
2,955,000	AlixPartners LLP(b)	US0001M + 2.750%	5.2700	02/04/28	2,845,414

	CONSTRUCTION MATERIALS — 0.8%
2,954,403	Quikrete Holdings, Inc.(b)	US0001M + 2.625%	5.1500	01/31/27	2,836,268

	CONTAINERS & PACKAGING — 0.7%
2,407,721	Plastipak Packaging, Inc.(b)	US0001M + 2.500%	5.0600	12/01/28	2,333,996

	ELECTRIC UTILITIES — 0.8%
2,925,842	Vistra Operations Company, LLC(b)	US0001M + 1.750%	4.1300	12/31/25	2,831,849

	ENGINEERING & CONSTRUCTION — 0.9%
3,589,225	Centuri Group, Inc.	US0003M – 2.50%	5.0200	08/27/28	3,476,505

	FOOD — 0.8%
2,947,506	Utz Quality Foods, LLC(b)	US0001M + 3.000%	5.5200	01/20/28	2,869,220

	LEISURE FACILITIES & SERVICES — 0.8%
2,977,444	Hilton Grand Vacations Borrower, LLC(b)	US0001M + 3.000%	5.5200	08/02/28	2,884,398

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 18.7% (Continued)
	LEISURE PRODUCTS — 0.8%
2,962,500	Hayward Industries, Inc.(b)	US0001M + 2.500%	5.0200	05/28/28	$ 2,797,104
	MACHINERY — 0.8%
2,752,060	Columbus McKinnon Corporation(b)	US0001M + 2.750%	5.0600	05/13/28	2,697,019
	MEDICAL EQUIPMENT & DEVICES — 0.7%
2,390,045	Avantor Funding, Inc.(b)	US0001M + 2.250%	4.7700	11/06/27	2,336,269

	OIL & GAS PRODUCERS — 1.1%
3,960,000	Pilot Travel Centers, LLC(b)	US0001M + 2.000%	4.5600	08/06/28	3,795,007

	PUBLISHING & BROADCASTING — 1.3%
2,977,500	Gray Television, Inc.(b)	US0001M + 3.000%	5.5600	12/01/28	2,898,105
1,705,832	Nexstar Broadcasting, Inc.(b)	US0001M + 2.500%	5.0200	09/19/26	1,687,179
					4,592,584
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
974,490	Iron Mountain, Inc.(b)	US0003M + 1.750%	4.2700	01/02/26	947,691

	SOFTWARE — 1.1%
3,905,668	Open Text Corporation(b)	US0003M + 1.750%	4.2700	05/30/25	3,842,201

	SPECIALTY FINANCE — 1.9%
3,954,989	FleetCor Technologies Operating Company, LLC(b)	US0001M + 1.750%	4.2700	04/22/28	3,819,056
2,977,804	Starwood Property Mortgage, LLC(b)	US0001M + 3.250%	5.7700	07/26/26	2,900,714
					6,736,403
	TECHNOLOGY HARDWARE — 0.5%
1,970,000	Pitney Bowes, Inc.(b)	US0001M + 4.000%	6.5300	03/12/28	1,782,850

	TOTAL TERM LOANS (Cost $68,408,811)				66,366,612

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.5%
MONEY MARKET FUNDS - 2.5%
8,950,788	First American Government Obligations Fund Class X, Class X, 2.77% (Cost $8,950,788)(d)	$ 8,950,788

	TOTAL INVESTMENTS - 99.6% (Cost $382,694,188)	$ 354,544,031
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	1,554,409
	NET ASSETS - 100.0%	$ 356,098,440

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust

TSFR3M	TSFR3M
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USSW5	USD SWAP SEMI 30/360 5YR

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022 the total market value of 144A securities is 200,235,495 or 56.2% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on September 30, 2022.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2022.

See accompanying notes which are an integral part of this schedule of investments.